INVESTMENTS - Disclosure of detailed information about investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments [Line Items]
Total Investments	$ 20,530	$ 25,626
Less: current portion	(15,391)	(16,755)
Non-current portion	5,139	8,871
Marketable Securities [Member]
Disclosure Of Investments [Line Items]
Total Investments	9,226	14,717
Warrants [Member]
Disclosure Of Investments [Line Items]
Total Investments	180	636
Private Company Investments [Member]
Disclosure Of Investments [Line Items]
Total Investments	$ 11,124	$ 10,273